Presentation and preparation of the Consolidated Financial Statements	3 Months Ended
Mar. 31, 2026
Presentation and Preparation of the Consolidated Financial Statements [Abstract]
Presentation and preparation of the consolidated financial statements

2. Presentation and preparation of the consolidated financial statements

2.1 Basis of preparation of the unaudited condensed consolidated financial statements

Unaudited condensed interim financial statements of the Company have been prepared in accordance with IAS 34 - Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

Unaudited condensed interim financial statements were approved by the Board of Directors at the meeting held on June 02, 2026.

The consolidated interim financial statements were prepared on a historical cost basis, unless otherwise stated.

2.2 Basis of consolidation

These consolidated interim financial statements include PicS N.V and all entities over which it has control (subsidiaries). Control is when the Group is exposed or has rights to variable returns from its involvement with the investee, has existing rights that give it the ability to direct the relevant activities and has the ability to affect those returns through its power over the investee.

The Group reassesses whether it controls a subsidiary if facts and circumstances indicate there are changes to one or more of the elements of control. Consolidation of a subsidiary begins when the Group obtains control over the entity and ceases when the Group loses control. Assets, liabilities, income and expenses of a subsidiary are included in the consolidated financial statements from the date the Group obtains control until the date the Group loses control. Intragroup transactions between parent company and its subsidiaries are eliminated in full on consolidation.

On September 19, 2025, PicPay Participações e Investimentos Ltda entered into an Equity Purchase Agreement for the acquisition (the “Acquisition”) of two separate entities:

(i) shares representing 100% of the total share capital of KOVR Participações S.A., a Brazilian insurance company, which holds 100% of the total share capital of KOVR Seguradora S.A. and KOVR Previdência S.A., and indirectly holds 100% of KOVR Capitalização S.A.; and

(ii) quotas representing 53% of the total share capital of Estrutural Corretora Assessoria e Consultoria de Seguros Ltda. (“Estrutural”) an insurance brokerage company. PicPay Participações was also granted an option to purchase the remaining 47% of Estrutural’s total share capital. This option to purchase may be exercised up to 60 (sixty) months following the third year after the closing date of the Acquisition.

Kovr Participações S.A. is a full-service digital insurance company that offers services for multiple partners with products such as affinity, surety, life, financial lines, among others. Estrutural is responsible for brokerage services for Kovr Seguradora S.A.

The purchase price for the acquisition of KOVR Participações S.A. is approximately R$ 657,596 and the purchase price for Estrutural is R$ 154.

The closing of the Acquisition is subject to the precedent conditions for this type of transaction, including approvals from the Central Bank of Brazil (Banco Central do Brasil - BACEN) and the Brazilian federal insurance regulator (Superintendência de Seguros Privados - SUSEP). The precedent conditions have not been fulfilled as of the issuance date of Unaudited condensed financial statements.

The consolidated financial statements include PicS N.V and the following subsidiaries:

Entity	Country	Principal activities	March 31, 2026	December 31, 2025	Control
PicS Ltd.	Cayman	Holding	99.61%	99.61%	Direct
PicS Holding Ltda	Brazil	Holding	100.00%	100.00%	Indirect
PicPay Instituição de Pagamento S.A.	Brazil	Financial services (1)	100.00%	100.00%	Indirect
PicPay Bank - Banco Múltiplo S.A.	Brazil	Banking services (1)	100.00%	100.00%	Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.	Brazil	P2P Lending Services	100.00%	100.00%	Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda	Brazil	Brokerage firm and securities dealer Company	100.00%	100.00%	Indirect
Guiabolso Correspondente Bancário e Serviços Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Guiabolso Pagamentos Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
BX Negócios Inteligentes Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I (2)	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS (2)	Brazil	Receivable Investment fund	16.27%	16.27%	Indirect
PicPay Participações e Investimentos Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Nosso Time Igaming S.A. (3)	Brazil	Sportbook	95.25%	95.25%	Indirect
PicPay Holding Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Zem Collection Ltda (3)	Brazil	Debt Collection Agency	100.00%	100.00%	Indirect

(1)	Banking activities are focused on issuance of CDBs (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit cards, prepayment of receivables, and other financial activities.

(2)	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.

(3)	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time Igaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).

Accounting policies have been applied uniformly to all consolidated entities.